Commitments and Contingencies (Details) - USD ($)	1 Months Ended	6 Months Ended	7 Months Ended
	Sep. 24, 2020	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Number of shares purchased (in Shares)	4,500,000
Underwriting discount Paid	$ 6,900,000		$ 6,900,000
Sale per price (in Dollars per share)	$ 0.20		$ 0.20
Acquisition legal fees		$ 4,000,000	$ 3,442,381
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shares purchased (in Shares)		4,500,000
Underwriting discount Paid	$ 4,500,000
Sale per price (in Dollars per share)	$ 10.00
Public Offering price [Member]
Commitments and Contingencies (Details) [Line Items]
Sale per price (in Dollars per share)	$ 0.35
Additional fee	$ 12,075,000